Deferred Contract Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of deferred contract costs
Installations and conversions in progress	$ 33.8	$ 17.9
Installations and conversions completed, net	93.4	90.8
Sales commissions and other, net	125.8	104.5
Total deferred contract costs	253.0	213.2
Amortization of deferred contract costs	$ 70.8	$ 71.5	$ 66.6